Currency translation rates	12 Months Ended
Dec. 31, 2023
Foreign Exchange Rates [Line Items]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory

Note 33

Currency translation rates

The following table shows

the rates of the

main currencies used to

translate the financial information of

UBS’s operations
with a functional currency other than the US dollar

into US dollars.

Closing exchange rate Average rate
1
As of For the year ended
31.12.23 31.12.22 31.12.23 31.12.22 31.12.21
1 CHF 1.19 1.08 1.12 1.05 1.09
1 EUR 1.10 1.07 1.08 1.05 1.18
1 GBP 1.28 1.21 1.25 1.23 1.37
100 JPY 0.71 0.76 0.70 0.76 0.91
1 Monthly income statement items of

operations with a functional currency

other than the US dollar

are translated into US dollars

using month-end rates.

Disclosed average rates for

a year represent an average

of
twelve month-end rates, weighted according to the income and expense volumes of all operations of the Group with the same functional currency for each month. Accordingly, the weighted average rates for the full
year 2023 consider income and expenses from

Credit Suisse’s operations

generated since UBS’s acquisition

of the Credit Suisse Group.

Weighted average rates for

individual business divisions may deviate from

the
weighted average rates for the Group.